Related party transactions (Tables)	12 Months Ended
Sep. 30, 2021
Related party transactions
Schedule of compensation to key management personnel

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Salaries and Benefits paid during the year	$968	$785
Stock-based compensation	1,036	—
Total	$2,004	$785